Offerings - Offering: 1	Apr. 30, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 80,749,609.27
Amount of Registration Fee	$ 11,151.52
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $11,151.52 was paid in connection with the filing of the Schedule TO-I by FS MVP Private Markets Fund (File No. 005-93895) on February 2, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.